SEGMENTS (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Segment Reporting Information [Line Items]
Revenues	$ 19,652	$ 20,272	$ 20,314
Gross profit	11,356	11,056	10,707
Research and development expenses	1,525	1,488	1,427
Selling and marketing expenses	3,478	3,861	4,080
Segments Profitability	3,352	3,951	1,649
Segments [Member]
Segment Reporting Information [Line Items]
Segments Profitability	7,043	6,761	6,221
Generics [Member]
Segment Reporting Information [Line Items]
Revenues	9,546	9,814	9,902
Gross profit	4,499	4,253	4,083
Research and development expenses	513	512	488
Selling and marketing expenses	1,304	1,575	1,915
Segments Profitability	2,682	2,166	1,680
Specialty [Member]
Segment Reporting Information [Line Items]
Revenues	8,338	8,560	8,388
Gross profit	7,200	7,457	7,274
Research and development expenses	918	872	877
Selling and marketing expenses	1,921	1,990	1,856
Segments Profitability	$ 4,361	$ 4,595	$ 4,541